Shareholders' Equity (Details)											12 Months Ended
	May 26, 2023 USD ($) shares	Mar. 18, 2022 USD ($) shares	Mar. 14, 2022 USD ($) $ / shares shares	Dec. 29, 2021 USD ($) $ / shares shares	Jun. 14, 2021 shares	Apr. 21, 2021 shares	Mar. 12, 2021 USD ($) $ / shares shares	Dec. 04, 2020 $ / shares shares	Oct. 30, 2020 $ / shares shares	Oct. 21, 2020 $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2023 $ / shares	Dec. 31, 2020 $ / shares shares	May 21, 2020 shares	Feb. 12, 2020 $ / shares shares	Feb. 12, 2020 $ / shares shares
Shareholders' Equity [Line Items]
Ordinary shares, authorized (in Shares) | shares											50,000,000	50,000,000			50,000,000
Ordinary shares par value | $ / shares							$ 0.001				$ 0.001				$ 0.001
Ordinary shares, issued (in Shares) | shares											27,529,372	22,960,277
Price per share (in Dollars per share) | $ / shares												$ 0.001
Underwriting expenses											$ 2,457,357
Net proceeds											$ 10,958,803
Public offering (in Shares) | shares							3,333,335
Purchase of warrants							$ 0.75
Price per share (in Dollars per share) | $ / shares							$ 6
Offering expenses payable							$ 18,000,000
Warrant and purchased total of ordinary shares (in Shares) | shares					43,616	214,286
Equity interest percentage			100.00%	100.00%
Equity ownership percentage				100.00%
Aggregate value	$ 21,292,948			$ 23,470,712
Aggregate shares (in Shares) | shares				3,189,000
Earnout payment	8,042,090											$ 5,884,013	$ 8,826,019
Net income												$ 3,000,000	$ 3,000,000
Purchase agreement			$ 10,076,600
Consideration paid			7,078,100
Ordinary shares par value (in Dollars per share) | $ / shares											$ 0.001	$ 0.001
closing balance			$ 1,000,000
Cash earnout	$ 8,042,090											$ 1,998,500
Outstanding percentage	100.00%	100.00%
Sellers		$ 1,000,000
Temporary Equity, Shares Issued (in Shares) | shares	4,569,095										3,826,000
Net income	$ 2,000,000
Unpaid capital contribution											$ 851,045	847,086
After tax percentage											10.00%
Register capital percentage											50.00%
Statutory reserves amount											$ 890,021	1,036,841
Restricted net assets amount
Ordinary Shares [Member]
Shareholders' Equity [Line Items]
Ordinary shares par value | (per share)																	$ 0.001	$ 0.01
Price per share (in Dollars per share) | $ / shares													$ 2.12
Temporary Equity, Shares Issued (in Shares) | shares	4,569,095
Minimum [Member]
Shareholders' Equity [Line Items]
Ordinary shares, authorized (in Shares) | shares																	38,000,000	38,000,000
Ordinary shares, issued (in Shares) | shares																9,000,000	1,000	1,000
Maximum [Member]
Shareholders' Equity [Line Items]
Ordinary shares, issued (in Shares) | shares																9,250,000	9,250,000	9,250,000
IPO [Member]
Shareholders' Equity [Line Items]
Purchase of shares (in Shares) | shares										3,000,000
Price per share (in Dollars per share) | $ / shares										$ 4
Gross proceed											$ 13,416,160
Ordinary shares par value (in Dollars per share) | $ / shares							$ 0.001
Over-Allotment Option [Member]
Shareholders' Equity [Line Items]
Price per share (in Dollars per share) | $ / shares								$ 4	$ 4
Purchase of additional units (in Shares) | shares								4,040	350,000
Ordinary Shares [Member]
Shareholders' Equity [Line Items]
Ordinary shares, issued (in Shares) | shares															12,354,040
Ordinary Shares [Member] | Maximum [Member]
Shareholders' Equity [Line Items]
Ordinary shares, authorized (in Shares) | shares																	50,000,000	50,000,000
MingZhu Cayman [Member]
Shareholders' Equity [Line Items]
Ordinary shares, authorized (in Shares) | shares											38,000,000
Ordinary shares par value | (per share)											$ 0.001			$ 0.01
Board of Director [Member]
Shareholders' Equity [Line Items]
Ordinary shares par value | (per share)																	$ 0.001	$ 0.01
Yinhua [Member]
Shareholders' Equity [Line Items]
Net income												$ 1,300,000
Cheyi BVI [Member]
Shareholders' Equity [Line Items]
Price per share (in Dollars per share) | $ / shares				$ 2.12
Aggregate value				$ 6,760,680
Earnout payment				$ 2,000,000
Share Purchase Agreement [Member]
Shareholders' Equity [Line Items]
Ordinary shares, issued (in Shares) | shares		3,826,000	3,826,000
Ordinary shares par value (in Dollars per share) | $ / shares			$ 1.85